PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 48,506	$ 46,915
Less: Accumulated depreciation	(16,610)	(14,594)
Property, plant and equipment, net	31,896	32,321
Depreciation expense	2,072	2,290	2,109
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	31,454	30,588
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	948	1,101
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,461	4,016
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	538	586
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,105	$ 10,624